Derivative Liability (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Origination interest on derivative liability and expensed on origination	$ 460,780
Derivative liability	$ 3,154,374	$ 1,930,235	$ 1,111,879	$ 42,104
2018 Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Derivative liability				$ 42,104